CREDIT FACILITIES, NOTES PAYABLE AND REPURCHASE FACILITIES - Schedule of Debt (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Short-Term and Long-Term Debt [Roll Forward]
Total debt, Beginning Balance			$ 2,149,976,000	$ 1,611,261,000	$ 1,611,261,000
Net premiums, Beginning Balance			149,000	241,000	241,000
Total debt, net, Beginning Balance			2,144,993,000	1,604,860,000	1,604,860,000
Total debt, Debt Issuances & Assumptions			692,735,000		956,617,000
Total debt, net, Debt Issuances & Assumptions			691,389,000		955,177,000
Total debt, Repayments & Modifications			(298,021,000)		(417,902,000)
Total debt, net, Repayments & Modifications			(297,976,000)		(417,716,000)
Net premiums, Accretion and (Amortization)			(149,000)	(45,000)	(92,000)	$ (90,000)	$ (88,000)
Accretion & (Amortization)			2,403,000		2,672,000
Total debt, Ending Balance	$ 2,544,690,000		2,544,690,000		2,149,976,000	1,611,261,000
Net premiums, Ending Balance	0		0		149,000	241,000
Total debt, net, Ending Balance	2,540,809,000		2,540,809,000		2,144,993,000	1,604,860,000
Loss on extinguishment of debt	1,478,000	$ 370,000	1,478,000	4,752,000	4,841,000	7,227,000	$ 46,000
Notes payable
Short-Term and Long-Term Debt [Roll Forward]
Total debt, Beginning Balance			578,096,000	726,261,000	726,261,000
Total debt, Debt Issuances & Assumptions					92,212,000
Total debt, Repayments & Modifications					(240,377,000)
Total debt, Ending Balance					578,096,000	726,261,000
Credit facilities
Short-Term and Long-Term Debt [Roll Forward]
Total debt, Beginning Balance			1,336,500,000	885,000,000	885,000,000
Deferred costs, Beginning Balance			(3,543,000)	(3,933,000)	(3,933,000)
Total debt, Debt Issuances & Assumptions			320,000,000		629,025,000
Deferred costs, Debt Issuances & Assumptions			0		(1,440,000)
Total debt, Repayments & Modifications			(235,000,000)		(177,525,000)
Deferred costs, Repayments & Modifications			0
Deferred costs, Accretion and (Amortization)			1,466,000		1,830,000
Total debt, Ending Balance	1,421,500,000		1,421,500,000		1,336,500,000	885,000,000
Deferred costs, Ending Balance	(2,077,000)		(2,077,000)		(3,543,000)	(3,933,000)
Credit facility borrowings assumed upon completion of mergers					287,500,000
Repurchase facilities
Short-Term and Long-Term Debt [Roll Forward]
Total debt, Beginning Balance			235,380,000
Total debt, Debt Issuances & Assumptions			270,182,000		235,380,000
Total debt, Repayments & Modifications			(136,000)		0
Total debt, Ending Balance	505,426,000		505,426,000		235,380,000
Fixed rate debt
Short-Term and Long-Term Debt [Roll Forward]
Total debt, Beginning Balance			578,096,000
Deferred costs, Beginning Balance			(1,589,000)	$ (2,709,000)	(2,709,000)
Total debt, Debt Issuances & Assumptions			0
Total debt, Repayments & Modifications			(54,534,000)
Deferred costs, Repayments & Modifications			45,000		186,000
Deferred costs, Accretion and (Amortization)			374,000		934,000
Total debt, Ending Balance	523,562,000		523,562,000		578,096,000
Deferred costs, Ending Balance	(1,170,000)		(1,170,000)		(1,589,000)	$ (2,709,000)
Variable rate debt
Short-Term and Long-Term Debt [Roll Forward]
Deferred costs, Beginning Balance			0
Total debt, Debt Issuances & Assumptions			102,553
Deferred costs, Debt Issuances & Assumptions			(1,346)
Total debt, Repayments & Modifications			(8,351)
Deferred costs, Repayments & Modifications			0
Deferred costs, Accretion and (Amortization)			712
Total debt, Ending Balance	94,202,000		94,202,000
Deferred costs, Ending Balance	$ (634)		$ (634)		$ 0